Derivative Instruments and Hedging Activities - Effective Portion of Gains (Losses) on Interest Rate Swap Agreements (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Derivative [Line Items]
Effective Portion Recognized in AOCI	$ (1,070)	$ (4,136)	$ (1,102)	$ (9,515)
Effective Portion Reclassified from AOCI	0	0	0	0
Ineffective Portion	(747)	484	(747)	(914)
Interest expense
Derivative [Line Items]
Effective Portion Recognized in AOCI	(1,070)	(4,136)	(1,102)	(9,515)
Effective Portion Reclassified from AOCI	0	0	0	0
Ineffective Portion	$ (747)	$ 484	$ (747)	$ (914)